Financial Instruments - Fair Values and Risk Management - Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total gross carrying amount	€ 32,819	€ 33,304	€ 32,819
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	36,480	37,567	€ 36,480
Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	1,358	1,995
Trade receivables subject to specific valuation	35,122	35,572
Total gross carrying amount	36,480	37,567
Expected credit loss	29	89
Less than Thirty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	3,945	4,707
Less than Thirty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 1,279	€ 1,798
Default rate	0.65%	0.86%
Expected credit loss	€ 8	€ 15
Thirty to sixty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	746	1,053
Thirty to sixty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 0	€ 83
Default rate	9.60%	13.06%
Expected credit loss	€ 0	€ 11
Sixty One Days To Ninety Days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	582	429
Sixty One Days To Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 79	€ 78
Default rate	26.31%	37.78%
Expected credit loss	€ 21	€ 29
Past Due Greater Than Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 0	€ 36
Default rate	58.83%	95.31%
Expected credit loss	€ 0	€ 34